Share-based Compensation - Allocation of recognized period costs and expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	¥ 17	¥ 1,542	¥ 3,713
Income tax benefit recognized for share-based compensation	0	0	0
Cost of revenues
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	¥ 17	798	1,737
Sales and marketing expenses
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses		322	1,115
General and administrative expenses
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses		321	273
Technology and product development expenses
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses		¥ 101	¥ 588